Goodwill (Details) - Schedule of Goodwill - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Goodwill [Abstract]
Balance	$ 5,805,438 [1]	$ 5,805,438
Acquisition				$ 5,805,438
Impairment	(4,125,460)
Balance	$ 1,679,978	$ 5,805,438	[1]	$ 5,805,438

[1]	Derived from audited information